CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net income	$ 10,153,802	$ 3,662,829	$ 7,689,839
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for credit loss	116,036	15,394	17,071
Impairment of prepayments for equipment	1,000,020
Depreciation of property, plant and equipment	762,236	560,846	504,370
Amortization of intangible assets	25,636	10,431
Amortization of operating lease right-of-use assets	548,561	347,177	286,220
Amortization of finance lease right-of-use assets	38,844	293,169	281,849
Interest expense of finance lease liabilities		4,346	13,794
(Gain) loss from disposal of property, plant and equipment	4,041	(34,878)	(78)
Provision for inventories	1,040,482	997,587	373,264
Share of profits from equity method investment	(3,409,385)	(2,622,348)	(2,335,281)
Provisions for deferred income tax	350,786	232,801	213,773
Share-based compensation	1,917,804
Changes in operating assets and liabilities:
Accounts receivable	(5,227,716)	(314,305)	(631,085)
Accounts receivable-due from a related party	(1,620,257)	(598,412)	(2,025,426)
Inventories	(5,435,743)	(3,717,561)	(427,290)
Prepaid expenses and other current assets	(180,416)	(388,242)	(378,164)
Other receivables-due from related parties	(388,052)	30,393	69,344
Accounts payable	2,095,704	3,877,173	(124,132)
Notes payable	1,772,361	1,461,872	75,567
Income tax payable	1,717,255	602,170	96,368
Accrued expenses and other current liabilities	1,406,302	1,225,041	225,204
Other payables-due to related parties	348,070	44,578	548,398
Operating lease liabilities	(476,560)	(347,522)	(357,231)
Net cash provided by operating activities	6,559,811	5,342,539	4,116,374
Cash flows from investing activities:
Purchase of property, plant and equipment	(5,571,558)	(2,472,552)	(366,740)
Purchase of intangible assets	(87,054)	(43,926)
Net (payment of) proceeds from short-term investments	426,510	(2,597,076)
Dividends received from long-term equity investment	2,591,873	2,319,218	1,863,561
Loans to related parties	(82,123)	(555,089)	(253,473)
Collection of loans to related parties	140,239	545,969	51,125
Net cash provided by/(used in) investing activities	(2,582,113)	(2,803,456)	1,294,473
Cash flows from financing activities:
Proceeds from short-term bank borrowings	1,394,545	1,390,183	183,367
Repayments of short-term bank borrowings	(2,639,873)	(185,450)	(851,388)
Repayments of long-term debts		(29,314)	(1,750,598)
Repayments of financing lease liabilities		(231,814)	(377,467)
Proceeds from loans from related parties	383,318		282,104
Repayments of loans from related parties	(276,752)	(83,411)	(65,828)
Deferred initial public offering (“IPO”) costs		(1,072,314)	(369,443)
Proceeds from IPO		6,906,245
Capital injection from a non-controlling shareholder of a subsidiary	127,249	52,500
Net cash (used in)/provided by financing activities	(1,011,513)	6,746,625	(2,949,253)
Effect of exchange rate changes	369,361	(135,026)	(76,136)
Net change in cash, cash equivalents and restricted cash	3,335,546	9,150,682	2,385,458
Reconciliation of cash, cash equivalents and restricted cash at the end of year
Cash and cash equivalents	12,255,213	2,826,725	1,104,472
Restricted cash	797,241	1,075,047	411,842
Cash, cash equivalents and restricted cash at the beginning of year	13,052,454	3,901,772	1,516,314
Cash and cash equivalents	14,350,959	12,255,213	2,826,725
Restricted cash	2,037,041	797,241	1,075,047
Cash, cash equivalents and restricted cash at the end of year	16,388,000	13,052,454	3,901,772
Supplemental disclosure of cash flow information:
Income tax paid	1,585,805	607,120	986,257
Interest expenses paid	24,322	8,164	71,606
Supplemental disclosures of non-cash activities:
Obtaining finance lease right-of-use assets in exchange for finance lease liabilities			457,731
Obtaining operating right-of-use assets in exchange for operating lease liabilities	2,789,922	1,100,660	455,499
Offset additional paid in capital with deferred IPO costs		566,417
Acquiring property, plant and equipment transferred from construction in progress		66,965	50,132
Acquiring property, plant and equipment in exchange for accounts payable	$ 418,289	$ 392,199	$ 427,015